Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2024
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2024	December 31, 2023
Cost:
Beginning balance	511,935	511,516
- Additions	98,202	419
Ending balance	610,137	511,935

Accumulated depreciation:
Beginning balance	(101,459)	(77,383)
- Depreciation for the period	(24,186)	(24,076)
Ending balance	(125,645)	(101,459)

Net book value	484,492	410,476